Consolidated Statements of Operations (USD $)	12 Months Ended			131 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Revenues
OTC product revenue				$ 25,648
Medical device revenue				14,109
Total revenues				39,757
Cost of sales				15,216
Gross profit				24,541
Operating expenses
Research and development	5,005,459	8,807,896	8,417,303	43,098,853
General and administrative	8,661,040	11,961,848	11,604,526	66,185,889
Amortization	671,120	671,120	671,120	6,789,497
Total operating loss	(14,337,619)	(21,440,864)	(20,692,949)	(116,049,698)
Gain on sale of fixed assets				55,075
Loss on extinguishment of debt				(825,867)
Investment income	1,347	1,527	1,202	653,217
Gain on change in fair value of warrant liability	1,767,918	2,004,638	2,139,645	5,912,201
Net interest expense				(8,098,004)
Net loss	(12,568,354)	(19,434,699)	(18,552,102)	(118,353,076)
Dividends on preferred stock	(183,187)	(247,008)	(10,407,867)	(10,838,062)
Net loss applicable to common shareholders	$ (12,751,541)	$ (19,681,707)	$ (28,959,969)	$ (129,191,138)
Basic and diluted loss per common share	$ (0.11)	$ (0.19)	$ (0.37)
Weighted average number of common shares outstanding - basic and diluted	112,986,636	105,724,605	78,817,965